Stockholders' Deficit (Details) - Schedule of the Company's Warrant Activity - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Schedule of Warrant Activity [Abstract]
Number of Warrants, Outstanding and exercisable, ending (in Shares)	2,240,000	2,240,000
Weighted- Average Exercise Price, Outstanding and exercisable, ending	$ 0.2	$ 0.2
Weighted- Average Remaining Contractual Term (Years), Outstanding and exercisable, ending	6 years	6 years 9 months
Weighted- Average Grant-Date Fair Value, Outstanding and exercisable, ending	$ 0.2	$ 0.2
Aggregate Intrinsic Value, Outstanding and exercisable, ending (in Dollars)		$ 448,000